Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

December 7, 2007

CERTNYS
001-33661

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Guaranty Financial Group Inc., Common Stock, par value $1.00 par value per share and Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 4 to Form 10 received on December 5, 2007. Tentative listing date – December 12, 2007.

Sincerely,